Stock Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Compensation
9. Stock compensation
In April 2021, the Company adopted the 2021 Employee Stock Purchase Plan (“ESPP”) and the 2021 Equity Incentive Plan (“2021 EIP”), each of which became effective in connection with the IPO. The Company has reserved 220,251 and 2,213,773 shares of Class A common stock for future issuance under the ESPP and 2021 EIP, respectively.
The Company may not grant any additional awards under the 2017 Equity Incentive Plan (“2017 EIP”). The 2017 EIP will continue to govern outstanding equity awards granted thereunder. As of September 30, 2021, there were 1,510,665 shares available for issuance under the 2021 EIP.
2017 EIP and 2021 EIP
Stock option activity under the 2017 EIP and 2021 EIP was as follows:

	Number of options	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (000s)
Balance—December 31, 2020	1,855,507	$2.99	9.79	$8
Granted	1,188,064	8.98
Exercised	(145,805)	3.77
Cancelled and forfeited	(3,095)	9.38

Balance—September 30, 2021	2,894,671	5.43	9.35	$34,521

Options exercisable—September 30, 2021	82,944	3.42	8.96	$1,155

Vested and expected to vest—September 30, 2021	2,894,671	$5.43	9.35	$34,521

The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2021, was $206. The weighted-average grant date fair value of options granted during the nine months ended September 30, 2021, was $6.66 per share.
ESPP
The ESPP enables eligible employees to purchase shares of the Company’s common stock at the end of each offering period at a price equal to 85% of the fair market value of the shares on the first trading day or the last trading day of the offering period, whichever is lower. Eligible employees generally include all employees. Share purchases are funded through payroll deductions of at least 1% and up to 15% of an employee’s eligible compensation for each payroll period. The number of shares reserved for issuance under the ESPP increase automatically on the first day of each fiscal year, beginning on January 1, 2022, by a number equal to the lesser of 440,502 shares, 1% of the total number of shares of the Company’s capital stock (including all classes of the Company’s common stock) outstanding on the last day of the calendar month prior to the date of the increase, or such lower number of shares. (including no shares) approved by the Company’s board of directors. As of September 30, 2021, no shares have been issued pursuant to the ESPP. The ESPP generally provides for six-month
consecutive offering periods beginning on September 14, 2021. The ESPP is a compensatory plan as defined by the authoritative guidance for stock compensation. As such, stock-based compensation expense has been recorded for the nine months ended September 30, 2021.
Stock-based compensation expense
The following tables summarize the stock-based compensation expense for stock options and restricted stock awards granted to employees and nonemployees that was recorded in the Company’s statements of operations and comprehensive loss for the nine months ended September 30, 2021 and 2020.

	Nine months ended September 30,
	2021	2020
Research and development	$606	$4
General and administrative	1,444	184

Total stock-based compensation expense	$2,050	$188

	Nine months ended September 30,
	2021	2020
Employees	$1,878	$182
Nonemployees	172	6

Total stock-based compensation expense	$2,050	$188

As of September 30, 2021, the Company had $10,348 of unrecognized stock-based compensation expense related to unvested stock options and restricted stock awards, which is expected to be recognized over a weighted-average period of approximately 3.15 years.

The fair value of stock options granted during the nine months ended September 30, 2021 and 2020 was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions.

Nine months ended September 30,
	2021	2020
Expected term (in years)	5.5 – 6.1	5.5 – 6.1
Expected volatility	75.4% – 76.6%	74.0% – 75.7%
Risk-free rate	0.6% – 1.1%	0.4% – 1.7%
Dividend yield	—	—

Restricted stock awards
In October 2020, in conjunction with the Series C redeemable convertible preferred stock issuance, the Company restricted 49,636 shares of fully issued and outstanding Class A common stock held by the Company’s Chief Executive Officer and founder. The restriction allows the Company to repurchase shares that have not vested. The vesting term of restricted stock is one year. The grant date fair value of the restricted shares was $6.37.
The following table summarizes the activity for the Company’s restricted stock for the nine months ended September 30, 2021.

Number of shares
Unvested as of December 31, 2020	41,363
Vested	(37,226)

Unvested as of September 30, 2021	4,137

For the nine months ended September 30, 2021, the Company recognized $236 of stock-based compensation expense related to restricted stock awards that vested during the period.

7. Stock compensation
2017 Equity Incentive Plan
In 2017, the Company’s Board of Directors adopted the Vera Therapeutics, Inc. 2017 Equity Incentive Plan, which provides for the grant of qualified stock options, nonqualified stock options and other awards, including restricted stock awards, to the Company’s employees, directors, and consultants to purchase up to 286,578 shares of the Company’s Class A common stock. The grants of stock options and restricted stock awards generally vest either (i) over a four-year period, with 25% vesting on the first anniversary of the grant date and on a ratable monthly basis thereafter for the following three years, or (ii) on a ratable monthly basis over a three-year period and expire ten
years from the date of grant. Certain awards provide for accelerated vesting upon a change of control, as defined in the 2017 Equity Incentive Plan.

In 2020, the Company’s Board of Directors voted to amend the 2017 Equity Incentive Plan to increase the aggregate authorized number of Class A common stock to be 3,052,169 shares. No other changes were made to the 2017 Equity Incentive Plan. As of December 31, 2020, there were 1,150,088 shares available for future grant under the 2017 Equity Incentive Plan.
Stock-based compensation expense
The following tables summarize the stock-based compensation expense for stock options and restricted stock awards granted to employees and nonemployees that was recorded in the Company’s statements of operations and comprehensive loss for the years ended December 31, 2019 and 2020.

	Year ended December 31,
	2019	2020
Research and development	$40	$4
General and administrative	223	327

Total stock-based compensation expense	$263	$331

	Year ended December 31,
	2019	2020
Employees	$233	$321
Nonemployees	30	10

Total stock-based compensation expense	$263	$331
As of December 31, 2020, the Company had $4,219 of unrecognized stock-based compensation expense related to unvested stock options and restricted stock awards, which is expected to be recognized over a weighted-average period of approximately two years.
The fair value of stock options granted during the years ended December 31, 2019 and 2020, was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions.

Year ended December 31,
	2019	2020
Expected term (in years)	5.5 – 6.0	5.5 – 6.1
Expected volatility	74.0% – 74.3%	86.1% – 92.5%
Risk-free rate	2.19% – 2.22%	0.41% – 1.67%
Dividend yield	—	—

The following table summarizes the Company’s option activity for the year ended December 31, 2020.

	Number of options	Weighted- average exercise price per share	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (000s)
Balance—December 31, 2019	158,599	$7.88	8.19	$10
Granted	1,865,091	2.98
Exercised	(33,291)	8.45
Cancelled and forfeited	(134,892)	6.75

Balance—December 31, 2020	1,855,507	$2.99	9.79	$8

Options exercisable—December 31, 2020	146,830	$3.84	8.17	$1

Unvested and expected to vest—December 31, 2020	1,818,708	$2.96	9.92	$—
The aggregate intrinsic value of stock options exercised during the year ended December 31, 2019 and 2020 was $
6
and $
1
, respectively. The weighted average grant date fair value of options granted during the years ended December 31, 2019 and 2020 was $
4.06
per share and $
2.24
per share, respectively.
Restricted stock awards
In October 2020, in conjunction with the Series C redeemable convertible preferred stock issuance, the Company restricted
49,636
shares of fully issued and outstanding Class A common stock held by the Company’s Chief Executive Officer and founder. The restriction allows the Company to repurchase shares that have not vested. The vesting term of restricted stock is one
year. The grant date fair value of the restricted shares was $
6.37
. The following table summarizes the activity for the Company’s restricted stock for the year ended December 31, 2020.

Number of shares
Unvested as of December 31, 2019	10,340
Granted	49,636
Vested	(18,613)

Unvested as of December 31, 2020	41,363
For each of the years ended December 31, 2019 and 2020, the Company recognized $
1
and $
55
, respectively, of stock-based compensation expense related to restricted stock awards that vested during the periods.